Reclamation Obligations - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reclamation Obligations [Line Items]
Reclamation obligations, Beginning balance	$ 34,898	$ 29,459
Reclamation liability deposit from joint venture partner	0	99
Accretion	(2,658)	1,062
Expenditures incurred	(2,491)	(3,118)
Liability adjustments-balance sheet	(165)	3,548
Liability adjustments-Income statement	(1,823)	3,229
Reclamation obligations, Ending balance	32,314	34,898
Accretion expense - Reclamation obligations
Reclamation Obligations [Line Items]
Accretion	$ 1,895	$ 1,681